SHARE BASED COMPENSATION (Summary of Share Option Activity) (Details) - Employee and Directors Stock Options [Member] - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Available for future grants (in shares)	939,177	808,445
Shares
Outstanding at the beginning of the year (in shares)	387,350	427,273	450,670
Granted (in shares)
Exercised (in shares)
Forfeited or expired (in shares)		(39,923)	(23,397)
Outstanding at the end of the year (in shares)	256,617	387,350	427,273	450,670
Exercisable at the end of the year (in shares)	256,617	387,350	422,641
Expected to vested (in shares)			4,032
Weighted Average Exercise Price
Outstanding at the beginning of the year	¥ 3.08	¥ 503.40	¥ 506.70
Granted
Exercised
Forfeited or expired	3.30	3.08	688.50
Outstanding at end of year	3.30	3.08	503.40	¥ 506.70
Exercisable at end of year	3.30	3.08	501.60
Expected to be vested			¥ 609.30
Weighted Average Remaining Contractual Term
Outstanding at end of year	2 years 10 months 2 days	2 years 7 months 2 days	3 years 5 months 26 days	4 years 6 months 14 days
Exercisable at end of year	2 years 10 months 2 days	2 years 7 months 17 days	3 years 5 months 12 days
Expected to be vested			6 years 8 months 8 days
Aggregate Intrinsic Value
Outstanding at beginning of year	¥ 3,836	¥ 175	¥ 10,940
Granted
Exercised
Forfeited or expired
Outstanding at end of year	4,499	3,836	175	¥ 10,940
Exercisable at end of year	4,499	1,435	64
Expected to be vested
Employees [Member]
Shares
Outstanding at the beginning of the year (in shares)	226,696	319,229
Outstanding at the end of the year (in shares)		226,696	319,229
Non Employees [Member]
Shares
Outstanding at the beginning of the year (in shares)	29,921	68,121
Outstanding at the end of the year (in shares)		29,921	68,121